Utility Plant and Leases - Schedule of Capital Leases of Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Capital leased assets, gross	$ 3,189	$ 4,584
Less: accumulated amortization	(1,172)	(1,043)
Capital leased assets, net	$ 2,017	$ 3,541